Basis of Presentation (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Details
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 4,536,533
Net cash used in operating activities	$ (938,753)	$ (10,905)	$ (213,650)	$ (37,447)
Common stock, shares authorized	250,000,000		250,000,000	250,000,000
Common stock, par or stated value	$ 0.0001		$ 0.0001	$ 0.0001